					Remittance Dates:
				September 20, 2016 through October 19, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2016 through June 28, 2017
		Remittance Dates:	September 20, 2016 through October 19, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00340	per kWh	$2,161,005.67	$2,151,227.13
2	Small General Service	$0.00419	per kWh	$137,960.86	$137,764.01
3	General Service	$0.00234	per kWh	$790,291.5	$789,972.22
4	Large General Service	$0.00154	per kWh	$202,270.55	$202,236.35
5	Large Industrial Power Service	$0.09679	per kW	$83,731.86	$83,731.86
6	Interruptible Service	$0.02607	per kW	$3,605.48	$3,605.48
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01682	per kW	$6,566.8	$6,566.8
9	Street and Outdoor Lighting	$0.01401	per kWh	$107,879.04	$106,249.74
10	Total			$3,493,311.76	$3,481,353.59

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,481,353.59
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,481,353.59

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of October 2016.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				October 20, 2016 through November 18, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2016 through June 28, 2017
		Remittance Dates:	October 20, 2016 through November 18, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00340	per kWh	$1,885,232.03	$1,876,701.37
2	Small General Service	$0.00419	per kWh	$127,576.04	$127,394
3	General Service	$0.00234	per kWh	$744,208.7	$743,908.05
4	Large General Service	$0.00154	per kWh	$199,564.82	$199,531.08
5	Large Industrial Power Service	$0.09679	per kW	$103,954.71	$103,954.71
6	Interruptible Service	$0.02607	per kW	$3,559.57	$3,559.57
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01682	per kW	$9,957.63	$9,957.63
9	Street and Outdoor Lighting	$0.01401	per kWh	$108,604.05	$106,963.81
10	Total			$3,182,657.55	$3,171,970.22

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,171,970.22
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,171,970.22

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of November 2016.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				November 21, 2016 through December 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2016 through June 28, 2017
		Remittance Dates:	November 21, 2016 through December 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00340	per kWh	$1,392,314.74	$1,386,014.52
2	Small General Service	$0.00419	per kWh	$107,719.78	$107,566.05
3	General Service	$0.00234	per kWh	$652,459.39	$652,195.79
4	Large General Service	$0.00154	per kWh	$182,795.98	$182,765.08
5	Large Industrial Power Service	$0.09679	per kW	$90,707.91	$90,707.91
6	Interruptible Service	$0.02607	per kW	$3,196.01	$3,196.01
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01682	per kW	$8,144.72	$8,144.72
9	Street and Outdoor Lighting	$0.01401	per kWh	$108,616.79	$106,976.34
10	Total			$2,545,955.32	$2,537,566.42

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,537,566.42
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,537,566.42

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 12th day of December 2016.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				December 21, 2016 through January 20, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2016 through June 28, 2017
		Remittance Dates:	December 21, 2016 through January 20, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00340	per kWh	$1,340,275.72	$1,334,231.07
2	Small General Service	$0.00419	per kWh	$103,678.09	$103,530.65
3	General Service	$0.00234	per kWh	$598,440.1	$598,198.92
4	Large General Service	$0.00154	per kWh	$170,828.91	$170,800.03
5	Large Industrial Power Service	$0.09679	per kW	$90,202.43	$90,199.53
6	Interruptible Service	$0.02607	per kW	$2,952.5	$2,952.5
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01682	per kW	$8,144.72	$8,144.72
9	Street and Outdoor Lighting	$0.01401	per kWh	$109,040.55	$107,399.5
10	Total			$2,423,563.02	$2,415,456.92

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,415,456.92
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,415,456.92

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of January 2017.

	ENTERGY TEXAS, INC., as Servicer
	By/s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				January 23, 2017 through February 21, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2016 through June 28, 2017
		Remittance Dates:	January 23, 2017 through February 21, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00380	per kWh	$1,794,126.48	$1,786,034.95
2	Small General Service	$0.00473	per kWh	$131,655.08	$131,467.88
3	General Service	$0.00265	per kWh	$693,368.06	$693,088.63
4	Large General Service	$0.00172	per kWh	$199,554.79	$199,521.06
5	Large Industrial Power Service	$0.10751	per kW	$101,797.77	$101,794.5
6	Interruptible Service	$0.02966	per kW	$3,128.5	$3,128.5
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01887	per kW	$9,137.41	$9,137.41
9	Street and Outdoor Lighting	$0.01576	per kWh	$123,359.03	$121,502.48
10	Total			$3,056,127.12	$3,045,675.41

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,045,675.41
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,045,675.41

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of February 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				February 28, 2017 through March 20, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2016 through June 28, 2017
		Remittance Dates:	February 28, 2017 through March 20, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00380	per kWh	$1,445,246.84	$1,438,728.78
2	Small General Service	$0.00473	per kWh	$114,463.91	$114,301.14
3	General Service	$0.00265	per kWh	$614,119.52	$613,872.03
4	Large General Service	$0.00172	per kWh	$182,125.92	$182,095.14
5	Large Industrial Power Service	$0.10751	per kW	$99,801.1	$99,797.91
6	Interruptible Service	$0.02966	per kW	$3,614.24	$3,614.24
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01887	per kW	$6,595.81	$6,595.81
9	Street and Outdoor Lighting	$0.01576	per kWh	$108,439.86	$106,807.84
10	Total			$2,574,407.2	$2,565,812.89

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,565,812.89
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,565,812.89

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer